As filed with the Securities and Exchange Commission on November 17, 2017

Securities Act Registration No. 333-33302

Investment Company Act Registration No. 811-09871

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 52	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 54	☒

(Check appropriate box or boxes.)

Cullen Funds Trust

(Exact Name of Registrant as Specified in Charter)

645 Fifth Avenue

New York, NY 10022

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 843-0506

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and Address of Agent for Service)

With copy to:

Carla Teodoro, Esq.

Sidley Austin LLP

787 Seventh Ave.

New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 17th day of November, 2017.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James P. Cullen	Trustee and President	November 17, 2017
James P. Cullen	(Principal Executive Officer)

/s/ Stephen G. Fredericks*	Independent Trustee	November 17, 2017
Stephen G. Fredericks

/s/ Robert J. Garry*	Independent Trustee	November 17, 2017
Robert J. Garry

/s/ Daniel J. Campbell*	Independent Trustee	November 17, 2017
Daniel J. Campbell

/s/ James H. Wildman*	Independent Trustee	November 17, 2017
James H. Wildman

/s/ Walter H. Forman*	Independent Trustee	November 17, 2017
Walter H. Forman

/s/ Jeffery Hemmings*	Independent Trustee	November 17, 2017
Jeffrey Hemmings

/s/ Jeffrey T. Battaglia*	Treasurer	November 17, 2017
Jeffrey T. Battaglia	(Principal Financial Officer)

*By:	/s/ James P. Cullen
James P. Cullen
Attorney in Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase